Short-term loans	12 Months Ended
Dec. 31, 2020
Short-term loans
Short-term loans

19.  Short-term loans

	December 31,
	2019	2020
	RMB	RMB

Short-term loans	557,203	734,371

The Group entered into agreements with banks, pursuant to which the Group borrowed three loans with total principal amount of HK $320 million and US$39 million (equivalent to RMB557 million) within a banking facility of HK$320 million and US$40 million in 2019, respectively. These loans were all with a maturity of less than one year and the annual interest rates ranged from 2.38% to 3.77%. Short-term deposits of RMB650 million were pledged as collateral for the banking facilities, which were classified as restricted short-term deposits.

The Group entered into several agreements with banks, pursuant to which the Group borrowed loans with total principal amount of RMB693 million and US$6.3 million (equivalent to RMB41 million) within a banking facility of RMB546 million and US$95 million in 2020, respectively. These loans were all with a maturity of less than one year and the annual interest rates ranged from 1.36% to 3.90%. Short-term deposits of RMB200 million were pledged as collateral for the banking facilities, which were classified as restricted short-term deposits.